Dividends Payable (Tables)	12 Months Ended
Dec. 31, 2024
Dividends Payable [Abstract]
Schedule of Dividends Payable	Dividends payable are recognized as a liability at December 31 of each year.
	December 31, 2024	December 31, 2023
Declared dividends on 2020 - Residual	—	—
Declared dividends on 2021 - Residual	10	5
Declared dividends on 2022 - Residual	7	12
Declared dividends on 2023 - Residual	291	8
Declared dividends on 2024 - Residual	107	373
Interim dividends	358,206	—
Subtotal	358,621	398

Schedule of Approved Dividends Per Share

The approved dividends per share were:

	2024	2023
Approved dividends	1,074,617	458,165
Number of outstanding shares of share capital– ordinary shares	2,218,116,370	2,218,116,370
Dividends per share - US$	0.48	0.21